UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

Principal
Amount	Security Description	Value	(a)

	Corporate Bonds (88.5%)
	Advertising Sales (0.5%)
	Lamar Media Corp.
$1,750,000	6.625%, 08/15/15	$1,723,750

	Apparel Manufacturers (5.8%)
	Hanesbrands, Inc.
7,600,000	8.000%, 12/15/16	8,037,000

	Levi Strauss & Co.
11,000,000	8.875%, 04/01/16	11,110,000

		19,147,000

	Broadcast Service/Programming (3.3%)
	Liberty Media Corp.
10,750,000	5.700%, 05/15/13	10,951,563

	Cable/Satellite TV (5.7%)
	CCO Holdings LLC
3,500,000	7.250%, 10/30/17	3,500,000

	EchoStar DBS Corp.
15,250,000	6.625%, 10/01/14	15,421,563

		18,921,563

	Casino Hotels (3.4%)
	Las Vegas Sands Corp.
11,225,000	6.375%, 02/15/15	11,168,875

	Cellular Telecommunications (0.9%)
	Nextel Communications
3,150,000	6.875%, 10/31/13	3,063,375

	Coal (1.1%)
	Arch Western Finance, LLC
1,295,000	6.750%, 07/01/13	1,291,763

	Cloud Peak Energy Resources LLC
2,250,000	8.250%, 12/15/17	2,334,375

		3,626,138

	Commercial Services (4.0%)
	Iron Mountain, Inc.
13,250,000	6.625%, 01/01/16	13,183,750

	Computer Services (0.3%)
	SunGard Data Systems, Inc.
1,000,000	10.250%, 08/15/15	1,010,000

	Consumer Products - Miscellaneous (1.0%)
	Jarden Corp.
3,000,000	8.000%, 05/01/16	3,168,750

	Containers - Metal/Glass (2.4%)
	Ball Corp.
3,000,000	7.125%, 09/01/16	3,150,000

	Owens-Brockway Glass Container, Inc.
1,125,000	7.375%, 05/15/16	1,170,000

	Silgan Holdings, Inc.
3,530,000	7.250%, 08/15/16	3,653,550

		7,973,550

	Containers - Paper/Plastic (2.9%)
	Graham Packaging Co., Inc.
7,500,000	9.875%, 10/15/14	7,565,625

	Rock-Tenn Co.
2,000,000	5.625%, 03/15/13	2,050,000

		9,615,625

	Dialysis Centers (0.8%)
	DaVita, Inc.
2,850,000	6.375%, 11/01/18	2,736,000

	Diverse Operations/Commercial Services (2.3%)
	Aramark Corp.
7,500,000	8.500%, 02/01/15	7,593,750

	Food - Retail (1.1%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,571,250

	Stater Brothers Holdings, Inc.
2,000,000	7.750%, 04/15/15	2,040,000

		3,611,250

	Funeral Service & Related Items (3.0%)
	Service Corp. International
9,500,000	7.375%, 10/01/14	10,141,250

	Gambling - Non-Hotel (1.9%)
	Isle of Capri Casinos, Inc.
1,750,000	7.000%, 03/01/14	1,590,313

	Pinnacle Entertainment, Inc.
5,000,000	7.500%, 06/15/15	4,812,500

		6,402,813

	Hotels & Motels (2.1%)
	ITT Corp.
5,000,000	7.375%, 11/15/15	5,387,500

	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,568,840

		6,956,340

	Human Resources (1.3%)
	CDRT Merger Sub., Inc. (Emergency Medical Services)
4,590,000	8.125%, 06/01/19 144A	4,245,750

	Machinery - Farm (1.9%)
	Case New Holland, Inc.
6,000,000	7.750%, 09/01/13	6,255,000

	Medical - Hospitals (8.4%)
	Community Health Systems, Inc.
12,500,000	8.875%, 07/15/15	12,281,250

	HCA, Inc.
15,500,000	6.750%, 07/15/13	15,732,500

		28,013,750

	Medical Products (0.5%)
	Hanger Orthopedic Group, Inc.
1,750,000	7.125%, 11/15/18	1,706,250

	Oil & Gas Drilling (0.1%)
	Unit Corp.
425,000	6.625%, 05/15/21	422,875

	Oil Company - Exploration & Production (11.0%)
	Berry Petroleum Co.
4,000,000	10.250%, 06/01/14	4,480,000

	Bill Barrett Corp.
7,500,000	9.875%, 07/15/16	8,175,000

	Comstock Resources, Inc.
4,000,000	8.375%, 10/15/17	3,840,000

	Encore Acquisition Co.
2,500,000	9.500%, 05/01/16	2,700,000

	Denbury Resources, Inc.
4,500,000	9.750%, 03/01/16	4,860,000

	Penn Virginia Corp.
2,250,000	10.375%, 06/15/16	2,356,875

	Petrohawk Energy Corp.
9,500,000	7.875%, 06/01/15	10,153,125

		36,565,000

	Paper & Related Products (1.7%)
	Georgia Pacific Corp.
5,000,000	7.700%, 06/15/15	5,731,200

	Physical Therapy/Rehabilitation Centers (0.6%)
	HealthSouth Corp.
2,000,000	7.250%, 10/01/18	1,900,000

	Pipelines (1.5%)
	Atlas Pipeline Partners L.P.
2,750,000	8.750%, 06/15/18	2,805,000

	Copano Energy LLC
2,000,000	7.750%, 06/01/18	2,045,000

		4,850,000

	Private Corrections (1.9%)
	Corrections Corporation of America
4,750,000	6.250%, 03/15/13	4,750,000
1,500,000	6.750%, 01/31/14	1,507,500

		6,257,500

	Real Estate Investment Trust - Hotels (2.3%)
	Host Marriott, L.P.
7,650,000	6.750%, 06/01/16	7,650,000

	Resorts/Theme Parks (0.6%)
	Universal City Development Partners, Ltd.
1,950,000	8.875%, 11/15/15	2,115,750

	Satellite Telecommunications (1.5%)
	GeoEye, Inc.
2,350,000	9.625%, 10/01/15		2,561,500
2,500,000	8.625%, 10/01/16		2,525,000

			5,086,500

	Telecom Services (0.2%)
	tw telecom holdings, inc.
500,000	8.000%, 03/01/18		520,000

	Telephone - Integrated (6.1%)
	Citizens Communications Co.
10,000,000	6.625%, 03/15/15		10,075,000

	Qwest Communications International, Inc.
5,500,000	7.500%, 02/15/14		5,500,000

	Windstream Corp.
3,250,000	8.125%, 08/01/13		3,420,625
1,388,000	8.625%, 08/01/16		1,429,640

			20,425,265

	Theaters (3.0%)
	AMC Entertainment, Inc.
7,000,000	8.000%, 03/01/14		6,755,000

	Regal Entertainment Group
3,250,000	9.125%, 08/15/18		3,217,500

			9,972,500

	Transport - Rail (1.7%)
	Kansas City Southern
5,400,000	8.000%, 06/01/15		5,744,250

	Wireless Equipment (1.7%)
	Crown Castle International Corp.
5,250,000	9.000%, 01/15/15		5,565,000

	Total Corporate Bonds		294,021,932

	Total Investments (cost $292,121,378- note b)	88.5%	294,021,932
	Other assets less liabilities	11.5	38,084,859
	Net Assets	100.0%	$332,106,791

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Advertising Sales	0.6%
Apparel Manufacturers	6.5
Broadcast Service/Programming	3.7
Cable/Satellite TV	6.4
Casino Hotels	3.8
Cellular Telecommunications	1.0
Coal	1.2
Commercial Services	4.5
Computer Services	0.3
Consumer Products - Miscellaneous	1.1
Containers - Metal/Glass	2.7
Containers - Paper/Plastic	3.3
Dialysis Centers	0.9
Diverse Operations/Commercial Services	2.6
Food - Retail	1.2
Funeral Service & Related Items	3.5
Gambling - Non-Hotel	2.2
Hotels & Motels	2.4
Human Resources	1.4
Machinery - Farm	2.1
Medical - Hospitals	9.5
Medical Products	0.6
Oil & Gas Drilling	0.1
Oil Company - Exploration & Production	12.4
Paper & Related Products	2.0
Physical Therapy/Rehabilitation Centers	0.7
Pipelines	1.7
Private Corrections	2.1
Real Estate Investment Trust- Hotels	2.6
Resorts/Theme Parks	0.7
Satellite Telecommunications	1.7
Telecom Services	0.2
Telephone - Integrated	7.0
Theaters	3.4
Transport - Rail	2.0
Wireless Equipment	1.9
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $292,121,378 amounted to $1,900,554, which consisted of aggregate gross unrealized appreciation of $6,349,696 and aggregate gross unrealized depreciation of $4,449,142.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	294,021,932
Level 3 – Significant Unobservable Inputs	-
Total	$294,021,932
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 17, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 17, 2011